Capital Management- Narrative (Details) - USD ($) shares in Millions, $ in Millions		1 Months Ended			12 Months Ended
	Nov. 21, 2022	Dec. 31, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Capital Management [Abstract]
Shelf prospectus distribution amount	$ 500.0
Shelf prospectus, issuance period	25 months
Proceeds from issuance of private placement	$ 100.0
Common shares issued during the period		5.0	4.3	2.3
Gross proceeds from issuing shares		$ 24.9	$ 16.9	$ 8.0	$ 49.8
Increase (decrease) in cumulative number of ordinary shares issued					11.6
Remaining common shares issued during the period		$ 50.2			$ 50.2